Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,781		$ 2,429
Warranty and campaign programs	1,027	$ 955	940	$ 935	$ 951	$ 908
Marketing and sales incentive programs	1,242		1,182
Tax payables	770		714
Accrued expenses and deferred income	604		634
Accrued employee benefits	652		633
Legal reserves and other provisions	369		355
Contract reserve	462		407
Restructuring reserve	32		30
Other	722		681
Total	$ 8,661		$ 8,005